Note 1 - Organization and Nature of Operations (Detail) - Carrying Amount of the Aggregate Total Assets and Total Liabilities of the VIEs: (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
PRC
Total assets	$ 52.3	$ 48.1
Total liabilities	7.9	7.9
Indonesia [Member]
PRC
Total assets	16.5	16.5
Total liabilities	$ 0.1	$ 0.3